Reserves	12 Months Ended
Dec. 31, 2020
Disclosure of reserves within equity [abstract]
Reserves	RESERVES
The amount of the Group’s reserves and the movements therein for the current and prior years are set out in the consolidated statement of changes in equity.

(a)Capital reserve
The capital reserve represents the combined share premium of Venetian Venture Development Intermediate Limited (“VVDIL”) and Cotai Services (HK) Limited.

(b)Statutory reserve
The statutory reserve represents amounts set aside from the income statement that are not distributable to Shareholders/quotaholders of the group companies incorporated.
The Macao Commercial Code #432 requires that companies incorporated in Macao that are limited by shares should set aside a minimum of 10% of the company’s profit after taxation to the statutory reserve until the balance of the reserve reaches a level equivalent to 25% of the company’s capital.
For companies incorporated in Macao that are limited by quotas, the Macao Commercial Code #377 requires that a company should set aside a minimum of 25% of the company’s profit after taxation to the statutory reserve until the balance of the reserve reaches a level equivalent to 50% of the company’s capital.